SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified		0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 04, 2013 General partner	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Significant Accounting Policies [Line Items]
Shortfall payments billed and included in accounts receivable	$ 1.1
Period to utilize the current portion of shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC					1 month	8 years
General partner interest (as a percent)		2.00%	2.00%	2.00%